Commitments and contingencies - Capital And Other Commitments (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Capital commitments
Commitments and contingencies
Capital and other commitments	¥ 223,134
Construction in progress
Commitments and contingencies
Capital and other commitments	208,134
Investment
Commitments and contingencies
Capital and other commitments	¥ 15,000